    As filed with the U.S. Securities and Exchange Commission on August 27, 2002
                                                       Registration No. 33-76660

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM S-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933    [_]
                      POST-EFFECTIVE AMENDMENT NO. 14  [X]
                 ----------------------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                              --------------------

                             ARNOLD R. BERGMAN, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

It is proposed that this filing become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [_]  on May 1, 2002 pursuant to paragraph (b) of Rule 485

     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

     [X] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

The sole purpose of this filing is to change the effective date indicated in the previous filing (Post-Effective Amendment Number 13 to this File) to September 3, 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder, duly authorized, and its seal to be hereunto fixed, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of August, 2002.

                                 On behalf of the Registrant,
                                  JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY (Depositor)

                                 By    /s/ MICHELE G. VAN LEER
                                       ---------------------------
                                       Michele G. Van Leer
                                       Vice Chairman and President

Attest:      /s/ PETER SCAVONGELLI
             ---------------------
             Peter Scavongelli
             Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                               Title                         Date
----------                               -----                         ----
/s/ EARL BAUCOM          Controller (Principal Accounting        August 27, 2002
---------------          Officer)
 Earl W. Baucom

/s/ JULIE H. INDGE       Treasurer (Principal Financial Officer) August 27, 2002
------------------
Julie H. Indge


/s/ MICHELE G. VAN LEER  Vice Chairman of the Board              August 27, 2002
-----------------------  and President (Acting Principal
Michele G. Van Leer      Executive Officer)
for herself and as
Attorney-in-Fact

                    For:   David F. D'Alessandro     Chairman of the Board
                           Ronald J. Bocage          Director
                           Todd G. Engelsen          Director
                           Bruce M. Jones            Director
                           Barbara L. Luddy          Director
                           Daniel L. Ouellette       Director
                           Robert R. Reitano         Director
                           Paul Strong               Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of August, 2002.


On behalf of the Registrant,
John Hancock Variable Life Insurance Company
(Depositor)


                                 By:   /s/ MICHELE G. VAN LEER
                                       ---------------------------
                                       Michele G. Van Leer
                                       Vice Chairman and President

Attest:      /s/ PETER SCAVONGELLI
             ---------------------
             Peter Scavongelli
             Secretary